Document and Entity Information	Nov. 19, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	F-STAR THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37718
Entity Tax Identification Number	52-2386345
Entity Address, Address Line One	Eddeva B920 Babraham Research Campus
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB22 3AT
Country Region	44
City Area Code	1223
Local Phone Number	497400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 20, 2020, F-star Therapeutics, Inc., formerly known as “Spring Bank Pharmaceuticals, Inc.” (the “Company”), completed its business combination (the “Transaction”) with F-star Therapeutics Limited (“F-star”) in accordance with the terms of the Share Exchange Agreement, dated as of July 29, 2020 (the “Exchange Agreement”), by and among the Company, F-star and the holders of issued shares in the capital stock of F-star and the holders of convertible notes of F-star each as set forth therein (each a “Seller”, and collectively with holders of F-star securities who subsequently became parties to the Exchange Agreement, the “Sellers”). Pursuant to the Exchange Agreement, each ordinary share of F-star outstanding immediately prior to the closing of the Transaction (the “Closing”) was exchanged by the Seller that owned such F-star shares for such number of duly authorized, validly issued, fully paid and non-assessable shares of Company common stock as was equal to the exchange ratio formula determined pursuant to the Exchange Agreement (the “Exchange Ratio”), rounded to the nearest whole share of Company common stock (after aggregating all fractional shares of Company common stock issuable to such Seller) and, as a result, the Company became F-star Therapeutics, Inc. Also on November 20, 2020, in connection with, and prior to completion of, the Transaction, the Company effected a 1-for-4 reverse stock split of its common stock (the “Reverse Stock Split”) and, following the completion of the Transaction, changed its name to “F-star Therapeutics, Inc.” Following the completion of the Transaction, the business of the Company became the business conducted by F-star, which is a clinical stage immuno-oncology company focused on cancer treatment through its proprietary tetravalent bispecific antibody programs. Unless otherwise noted, all references to share amounts in this Current Report on Form 8-K reflect the Reverse Stock Split. On November 20, 2020, the Company filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other items, the consummation of the Transaction. This amendment amends the Original Form 8-K to provide certain historical and pro-forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K, respectively. Such financial information as required by Items 9.01(a) and 9.01(b) was excluded from the Original Form 8-K in reliance on the instructions to such Items. Except as set forth in this amendment to the Original Form 8-K, no other changes are being made to the Original Form 8-K.
Entity Information, Former Legal or Registered Name	Spring Bank Pharmaceuticals, Inc.
Amendment Flag	true
Entity Central Index Key	0001566373
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FSTX
Security Exchange Name	NASDAQ